CUSTOMER DEPOSITS (Details Narrative) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Contract with Customer, Liability, Current	$ 2,479,124	$ 1,704,224	$ 1,704,224